Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables and Other Current Liabilities
Schedule of trade payables and other current liabilities

	As of December 31,
(in thousands of euros)	2020	2021	2022
Trade payables	6,923	14,602	19,359
Other current liabilities	6,838	6,789	5,485
Trade payables and other current liabilities	13,761	21,391	24,844

Schedule of trade payables break down by payment

Trade payables break down by payment date as follows:

	As of December 31,
(in thousands of euros)	2020	2021	2022
Due in 30 days	6,834	14,445	19,156
Due in 30 - 60 days	89	158	201
Due in more than 60 days	—	—	2
Trade payables	6,923	14,602	19,359

Schedule of other current liabilities

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
Employee‑related payables	1,405	1,518	1,866
Accrued payroll and other employee‑related taxes	1,375	1,234	1,340
VAT payable	753	879	2,128
Other accrued taxes and employee‑related expenses	106	178	140
Other miscellaneous payables	3,198	2,979	12
Other current liabilities	6,838	6,789	5,485